Income Taxes (Income Taxes Paid) (Details) - USD ($) $ in Millions		12 Months Ended
		May. 31, 2015	May. 25, 2014	May. 26, 2013
Income Tax Disclosure [Abstract]
Income taxes paid	[1]	$ 290.7	$ 90.0	$ 98.5

[1]	Income taxes paid in fiscal 2015 were higher primarily as a result of the gain recognized on the sale of Red Lobster.